Term Loan Agreement - Additional Information (Detail) - USD ($)		1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended		24 Months Ended
	Mar. 07, 2017	Dec. 31, 2016	Jan. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Oct. 01, 2015	Sep. 30, 2015
Debt Instrument [Line Items]
Loan outstanding		$ 81,080,000					$ 81,080,000
Interest rate											11.50%
Interest payable as cash										9.50%
Compounded interest payable										2.00%
Additional amount borrowed				$ 200,000,000	$ 1,236,000	$ 675,000	927,000	$ 153,000	$ 2,300,000
Minimum annual revenues attainable in 2017		80,000,000			80,000,000		80,000,000		80,000,000
Minimum annual revenues attainable after 2017		$ 95,000,000			95,000,000		$ 95,000,000		95,000,000
Present value of the future cash flows		10.00%					10.00%
Minimum annual revenues attained in 2016		$ 65,000,000					$ 65,000,000
Term Loan Agreement [Member]
Debt Instrument [Line Items]
Loan outstanding		$ 81,100,000		30,200,000	$ 82,300,000		$ 81,100,000	30,200,000	$ 82,300,000
Interest rate		11.50%			11.50%		11.50%		11.50%
Interest payable as cash		9.50%			9.50%		9.50%		9.50%
Compounded interest payable		2.00%			2.00%		2.00%		2.00%
Interest-only payments description					Under the Term Loan Agreement, interest is payable at the Company’s option, (i) in cash at a rate of 11.5% per annum, or (ii) at a rate of 9.5% of the 11.5% per annum in cash and 2.0% of the 11.5% per annum (the “PIK Loan”) to be added to the principal of the loan and subject to accruing interest. Interest-only payments are due quarterly on March 31, June 30, September 30 and December 31 of each year of the interest-only payment period, which ends on December 31, 2019.		The other principal terms of the Term Loan Agreement were not amended by the Third Amendment. Accordingly, interest continues to be payable, at the Company’s option, (i) in cash at a rate of 11.5% per annum, or (ii) at a rate of 9.5% of the 11.5% per annum in cash and 2.0% of the 11.5% per annum (the “PIK Loan”) to be added to the principal of the loan and subject to accruing interest. Interest-only payments continue to be due quarterly on March 31, June 30, September 30 and December 31 of each year of the interest-only payment period, which ends on December 31, 2019.
Maturity date for interest-only payment					Dec. 31, 2019		Dec. 31, 2019
Maturity date for principal balance					Mar. 31, 2020		Mar. 31, 2020
Percentage of financing fee	5.00%
Restricted cash balance	$ 10,000,000	$ 2,000,000		$ 2,000,000			$ 2,000,000	$ 2,000,000
Prepayment fee percentage							1.00%
Third Amendment [Member]
Debt Instrument [Line Items]
Percentage of financing fee					3.00%		3.00%
Line of credit facility amount borrowed		35,000,000	$ 15,000,000		$ 50,000,000
Line of credit facility additional borrowing capacity			$ 50,000,000
Third Amendment [Member] | Other Long Term Liabilities And As Contra-Debt In Notes Payable-Long Term [Member]
Debt Instrument [Line Items]
Accrued back end financing fee		1,500,000			$ 4,100,000		$ 1,500,000		$ 4,100,000
Fourth Amendment [Member]
Debt Instrument [Line Items]
Restricted cash balance	$ 10,000,000	$ 2,000,000					$ 2,000,000
Equity finance completion last date	Jan. 15, 2018
Present value of the future cash flows					10.00%				10.00%
Warrants life	10 years
Warrants issue to purchase common stock	1,937,890
Warrants exercise price	$ 2.35
Fourth Amendment [Member] | Minimum [Member]
Debt Instrument [Line Items]
Gross proceeds from sale of equity securities on event of default occurred due to going concern qualification	$ 30,000,000